Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Share Based Compensation [Abstract]
Summary Of Stock Options And RSUs Granted
The following is a summary of the Company's stock options and RSUs granted among the various plans:

	Year ended December 31, 2013
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	6,027,382	$8.52
Granted	880,501	$4.16
Exercised	(242,000)	$4.73
Forfeited or expired	(620,010)	$8.26

Outstanding at end of the year	6,045,873	$8.07	6.28	$18

Options exercisable at end of the year	4,199,947	$8.19	5.42	$18

Vested and expected to vest	5,815,249	$8.12	6.19	$18

	Year ended December 31, 2013
	Number of RSUs	Weighted average exercise price

Outstanding at beginning of year	100,000		$0.00
Granted	1,192,746		$0.01
Exercised	(50,000)		$0.00
Forfeited or expired	-	$

Outstanding at end of the year	1,242,746		$0.01

Options exercisable at end of the year	-		$-

Vested and expected to vest	964,775		$0.00

Summary Of Stock Options And RSUs Granted Separated Into Ranges Of Exercise Price
The following is a summary of the Company's stock options and RSUs granted separated into ranges of exercise price:

Exercise price (range)	Options and RSUs outstanding as of December 31, 2013	Weighted average remaining contractual life (years)	Weighted average exercise price	Options and RSUs exercisable as of December 31, 2013	Remaining contractual life (years for exercisable options	Weighted average exercise price
$			$			$

RSUs 0.0	121,667		0.00	-	-	-
RSUs 0.01	1,121,079		0.01	-	-	-
2.34-3.90	446,167	7.88	3.56	147,167	6.97	3.19
3.97-5.98	2,110,534	4.65	5.05	1,666,784	3.58	5.13
6.12-7.96	90,064	6.44	6.80	55,405	5.14	6.74
8.16-9.98	1,821,355	7.35	9.01	1,133,796	6.84	9.05
10.19-14.3	1,577,753	6.77	12.36	1,196,795	6.79	12.33

	7,288,619			4,199,947

Schedule Of Equity-Based Compensation Expense
The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2011, 2012 and 2013, was comprised as follows:

	Year ended December 31,
	2011	2012	2013

Cost of revenues	$255	$197	$181
Research and development	1,536	1,638	1,009
Selling and marketing	2,460	1,975	1,334
General and administrative	2,313	1,650	1,298

Total stock-based compensation expenses *)	$6,564	$5,460	$3,822

*)	Including $ 460, $ 473 and $ 674 compensation expenses related to RSUs for the year ended December 31, 2011, 2012 and 2013, respectively.